Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.59%	0.18%	2.19%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.84%	(1.27%)	0.86%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.70%	(0.47%)	1.10%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.07%	0.29%	1.90%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.14%	1.29%	2.92%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	6.72%	0.90%	2.52%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	6.98%	1.15%	2.77%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	7.20%	1.35%	2.98%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.25%	1.41%	3.05%